PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT

Property and equipment consist of the following as of March 31, 2023 and June 30, 2022.

	March 31, 2023	June 30, 2022
	(Unaudited)
Office equipment at cost	$25,559	$28,623
Less: Accumulated depreciation	(24,925)	(26,600)

Total property, plant, and equipment	$634	$2,023

Property and equipment consist of the following as of June 30:

	2022	2021

Office equipment at cost	$28,623	$28,623
Less: Accumulated depreciation	(26,600)	(24,368)

Total property, plant, and equipment	$2,023	$4,255